CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017
Cash flows from operating activities:
Net (loss)/income	$ (2,062)	$ (87,299)	$ 280,183	$ (50,156)		$ (27,191)
Adjustments to reconcile net income to net cash provided by operating activities:
Expenses paid for by stockholder and contributed as capital	1,312			0		1,400
Depreciation of property, plant and equipment		6,278	5,923
Amortization of right-of-use assets		13,300	0
Income tax expenses	0	0	15,912	0		0
Loss on disposal of fixed assets		291	0
Changes in operating assets and liabilities:
Accrued liabilities	750			7,818		13,291
Accounts receivable		14,813	140,088
Inventories		9,228	174,258
Prepaid expenses and other current assets		(6,409)	161,775
Accrued expenses and other payables		(96,775)	(31,026)
Value added and other taxes payable		0	10,414
Net cash (used in)/provided by operating activities	0	(146,573)	757,527	(42,338)		(12,500)
Cash flows from investing activities:
Proceeds from disposal of available-for-sale investment		330,269	0
Payment of deposit for acquisition		(453,776)	0
Purchase of property, plant and equipment		(7,571)	0
Purchase of available-for-sale investment		0	(342,706)
Net cash used in investing activities		(131,078)	(342,706)
Cash flows from financing activities:
Net proceeds received from related party	0			42,338		12,600
Proceeds from Private Placement		145,000	0
Proceeds from short term loans		467,849	206,070
Repayment of short term loans		(198,599)	(208,926)
Advances to the related companies		114,413	74,937
Repayment from the related companies		(177,904)	(489,129)
Net cash provided by/(used in) financing activities	0	350,759	(417,048)	42,338		12,600
Effect of exchange rate changes on cash		(17,695)	6,656
Net increase in cash	0	55,413	4,429	0		100
Cash at beginning of year	0	5,377		100		0
Cash at end of year	0	60,790	5,377	100		100
Supplemental information:
Cash paid for income tax	0	15,309	601	0		0
Cash paid for interests	0	10,208	11,268	0		0
Major non-cash transactions:
Right of use assets obtained in exchange for operating lease obligations		312,489	0
Common stock issued to officers for no consideration	2,000			0		800
Redemption of common shares in connection with the change of control	$ 0			$ 0		$ 1,950
CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Cash flows from operating activities:
Net (loss)/income			280,183		$ (388,607)		$ 280,183
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment					4,391		5,923
Income tax expenses			15,309		0		15,912
Changes in operating assets and liabilities:
Accounts receivable					(28,579)		140,088
Inventories					4,848		174,258
Due from related companies					(269,606)		(450,444)
Prepaid expenses and other current assets					180,642		161,775
Accrued expenses and other payables					41,120		(31,026)
Due to a director					0		41,673
Due to related companies					5,421		(5,421)
Value added and other taxes payable					0		10,414
Net cash (used in)/provided by operating activities					(450,370)		343,335
Cash flows from investing activities:
Purchase of available-for-sale investment					0		(342,706)
Net cash used in investing activities					0		(342,706)
Cash flows from financing activities:
Proceeds from short term loans					208,926		206,070
Repayment of short term loans					0		(208,926)
Net cash provided by/(used in) financing activities					208,926		(2,856)
Effect of exchange rate changes on cash					170,190		6,656
Net increase in cash					(71,254)		4,429
Cash at beginning of year		$ 5,377	948		5,377		948
Cash at end of year			$ 5,377		948		5,377
Supplemental information:
Cash paid for income tax					$ 6,815		$ 0